CLAYMORE EXCHANGE-TRADED FUND TRUST

                     Claymore U.S. Capital Markets Bond ETF
                 Claymore U.S.-1 - The Capital Markets Index ETF


Supplement to the currently effective Prospectus and Statement of Additional Information for the above listed Funds:


Each Fund's listing exchange has changed from the American Stock Exchange ("AMEX") to the NYSE Arca, Inc. ("NYSE Arca"). All references to each Fund's listing exchange as AMEX are hereby changed to the NYSE Arca.


                       Claymore Exchange-Traded Fund Trust
                            2455 Corporate West Drive
                              Lisle, Illinois 60532

               Please Retain This Supplement for Future Reference


April 7, 2008